The table below presents changes in the reimbursements payable relating to these fields (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Partnerships In Ep Activities
Opening balance	$ 370	$ 113
Additions/(Write-offs) on PP&E	(64)	278
Other income and expenses	84	11
Cumulative translation adjustments	(26)	(15)
Closing balance	$ 364	$ 370